CONCENTRATIONS OF CREDIT RISK AND REVENUE (Details Narrative)		3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Republic of China [Member]
Concentration Risk [Line Items]
Debt instrument, description					the U.S. government-imposed tariffs of up to 25% on certain goods imported from China. All our products are manufactured and imported from China however, only our microphones are currently subject to a 7.5% tariff currently in place
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage				70.00%					79.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	82.00%				82.00%						53.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | 4 [Member] | Semi Cab Inc [Member]
Concentration Risk [Line Items]
Concentration risk percentage								100.00%		100.00%
Sales Revenue [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		41.00%	28.00%	29.00%		44.00%
Sales Revenue [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		20.00%	22.00%	27.00%		13.00%
Sales Revenue [Member] | Customer Concentration Risk [Member] | Customers Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.00%	21.00%	15.00%		12.00%
Sales Revenue [Member] | Customer Concentration Risk [Member] | Customers Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage				10.00%
Sales Revenue [Member] | Three Customers [Member] | Customers concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage					81.00%		77.00%		69.00%		72.00%
Sales Revenue [Member] | Customers One [Member] | Customers concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage					48.00%		46.00%		48.00%		37.00%
Sales Revenue [Member] | Customers Two [Member] | Customers concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage					21.00%		22.00%		21.00%		18.00%
Sales Revenue [Member] | Customers Three [Member] | Customers concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage					12.00%						17.00%
Purchases [Member] | Geographic Concentration Risk [Member] | Republic of China [Member]
Concentration Risk [Line Items]
Concentration risk percentage					100.00%				100.00%		100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | 4 [Member] | Semi Cab Inc [Member]
Concentration Risk [Line Items]
Concentration risk percentage								100.00%		100.00%